Net Finance Expense (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Net Finance Expense [Abstract]
Schedule of Net Finance Expense
	Six-month period ended June 30,		Three-month period ended June 30,
	2024	2023	2024	2023
Exchange rate variation	153,386	57,307	75,499	3,369
Fair value adjustments on derivatives	(408,570)	462	(332,476)	15,190
Interest expense(1)	(851,675)	(817,696)	(431,958)	(422,551)
Interest income(2)	210,733	147,237	120,396	79,613
Bank fees and others	(52,237)	(23,338)	(31,079)	(12,473)
	(948,363)	(636,027)	(599,618)	(336,852)

Finance income	364,119	219,734	195,895	98,171
Finance expense	(1,312,482)	(855,761)	(795,513)	(435,023)
	(948,363)	(636,027)	(599,618)	(336,852)

(1)     For the six-month period ended June 30, 2024, the amount of US$592,051 (US$565,293 for the six-month period ended June 30, 2023) refers to interest expenses from loans and financings.

(2)      For the six-month period ended June 30, 2024, the amount of US$54,746 (US$37,330 for the six-month period ended June 30, 2023) refers to interest income from short-term investments.

	2023	2022	2021
Gains/(losses) from exchange rate variation(3)	57,525	415,570	(595)
Fair value adjustments on derivatives	82,928	(343,573)	46,716
Interest expense(1)	(1,732,928)	(1,342,486)	(975,164)
Interest income(2)	326,442	268,418	144,326
Bank fees and others(3)	(87,372)	(239,627)	(153,762)
	(1,353,405)	(1,241,698)	(938,479)

Finance income	584,216	808,612	430,707
Finance expense	(1,937,621)	(2,050,310)	(1,369,186)
	(1,353,405)	(1,241,698)	(938,479)

(1)      For the year ended December 31, 2023, 2022 and 2021 the amount of US$1,183,852, US$909,942 and US$786,388, respectively, refers to interest expenses from loans and financings.

(2)      For the year ended December 31, 2023,2022 and 2021 the amount of US$117,866, US$110,677 and US$61,024, respectively, refers to interest income from present value adjustments. In addition, for the year ended December 31, 2023, the amount of US$105,839 (US$68,478 and US$24,156 for the year ended December 31, 2022 and 2021 respectively), refers to interest income from short-term investments.

(3)      Includes indexation for legal expenses.